Cover	Mar. 01, 2023
Document Information [Line Items]
Document Type	8-K
Entity Address, Postal Zip Code	89119
Entity Address, State or Province	NV
Entity Address, City or Town	Las Vegas
Entity Address, Address Line One	6601 Bermuda Road
Local Phone Number	897-7150
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	LIGHT & WONDER, INC.
Entity Tax Identification Number	81-0422894
Entity File Number	001-11693
Entity Incorporation, State or Country Code	NV
Entity Central Index Key	0000750004
Amendment Flag	false
Common Stock
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	LNW
Title of 12(b) Security	Common Stock, $.001 par value
Preferred Stock Purchase Rights
Document Information [Line Items]
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Title of 12(b) Security	Preferred Stock Purchase Rights